Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	¥ 5,105	¥ 1,791
Included in trade and other payables to related parties	13,710	7,490
Included in prepayment to related parties	69
Included in lease liabilities due to related parties	31,426
Haydon (Shanghai) Technology Co., Ltd
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	2,150
Included in trade and other payables to related parties	53	1,010
Wow Colour Beauty Guangdong Technology Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	2,189
Included in trade and other payables to related parties	70
ACC Super Accessories Shenzhen Technology Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	527	996
Included in trade and other payables to related parties	145
Henhaohe Tea Guangdong Limited
Disclosure of transactions between related parties [line items]
Included in trade and other receivables from related parties	239	795
Shanghai Kerong Networks Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	1,241	1,438
Shenzhen Zhizhi Brand Incubation Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties		1,135
Nome Design Guangzhou Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	126
199 Global Holding (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties		94
Guangzhou Chuyunju Catering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	8,971	¥ 3,813
Guangzhou Chuyunju Catering Management Co. Ltd.
Disclosure of transactions between related parties [line items]
Included in trade and other payables to related parties	3,104
MINISO Corporation (the "predecessor entity")
Disclosure of transactions between related parties [line items]
Included in prepayment to related parties	69
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Included in lease liabilities due to related parties	¥ 31,426